Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Oct. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current assets:
Cash and equivalents	$ 462	$ 619			$ 514
Accounts receivable, net	882	775		$ 704	447
Inventories	65	74			42
Royalty advances expected to be recouped within one year	189	170			123
Prepaid and other current assets	58	53			50
Total current assets	1,656	1,691		1,433	1,176
Due from (to) parent companies		0			0
Investments in and advances to consolidated subsidiaries		0			0
Royalty advances expected to be recouped after one year	231	208			153
Property, plant and equipment, net	295	300			229
Operating lease right-of-use assets, net	289
Goodwill	1,768	1,761			1,692	$ 1,685
Intangible assets subject to amortization, net	1,712	1,723			1,851
Intangible assets not subject to amortization	152	151			154
Deferred tax assets, net	59	38			11
Other assets	152	145		93	78
Total assets	6,314	6,017		5,616	5,344
Current liabilities:
Accounts payable	202	260			281
Accrued royalties	1,671	1,567		1,475	1,396
Accrued liabilities	549	492		422	423
Accrued interest	23	34			31
Operating lease liabilities, current	38
Deferred revenue	159	180		181	208
Other current liabilities	157	286		67	34
Total current liabilities	2,799	2,819		2,457	2,373
Long-term debt	2,988	2,974			2,819
Operating lease liabilities, noncurrent	321
Deferred tax liabilities, net	171	172		202	165
Other noncurrent liabilities	204	321		308	307
Total liabilities	6,483	6,286		5,786	5,664
Total Warner Music Group Corp. (deficit) equity	(190)	(289)			(334)
Noncontrolling interest	21	20		25	14
Total equity	(169)	(269)	$ (139)	(170)	(320)	$ 308	$ 210
Total liabilities and equity	6,314	6,017		$ 5,616	5,344
Reportable Legal Entities | Guarantor Subsidiaries
Current assets:
Cash and equivalents	184	386			169
Accounts receivable, net	390	334			262
Inventories	13	11			18
Royalty advances expected to be recouped within one year	119	112			79
Prepaid and other current assets	15	12			15
Total current assets	721	855			543
Due from (to) parent companies	(659)	(531)			(214)
Investments in and advances to consolidated subsidiaries	2,710	2,567			2,192
Royalty advances expected to be recouped after one year	146	137			93
Property, plant and equipment, net	190	200			155
Operating lease right-of-use assets, net	211
Goodwill	1,370	1,370			1,370
Intangible assets subject to amortization, net	870	884			956
Intangible assets not subject to amortization	72	71			71
Deferred tax assets, net	51	30			0
Other assets	119	115			55
Total assets	5,801	5,698			5,221
Current liabilities:
Accounts payable	109	160			200
Accrued royalties	777	813			869
Accrued liabilities	303	266			195
Accrued interest	0	0			0
Operating lease liabilities, current	21
Deferred revenue	35	42			94
Other current liabilities	53	221			2
Total current liabilities	1,298	1,502			1,360
Long-term debt	0	0			0
Operating lease liabilities, noncurrent	259
Deferred tax liabilities, net	0	0			3
Other noncurrent liabilities	94	200			197
Total liabilities	1,651	1,702			1,560
Total Warner Music Group Corp. (deficit) equity	4,146	3,992			3,656
Noncontrolling interest	4	4			5
Total equity	4,150	3,996			3,661
Total liabilities and equity	5,801	5,698			5,221
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets:
Cash and equivalents	278	233			345
Accounts receivable, net	492	441			185
Inventories	52	63			24
Royalty advances expected to be recouped within one year	70	58			44
Prepaid and other current assets	43	41			35
Total current assets	935	836			633
Due from (to) parent companies	184	73			(274)
Investments in and advances to consolidated subsidiaries	0	0			0
Royalty advances expected to be recouped after one year	85	71			60
Property, plant and equipment, net	105	100			74
Operating lease right-of-use assets, net	78
Goodwill	398	391			322
Intangible assets subject to amortization, net	842	839			895
Intangible assets not subject to amortization	80	80			83
Deferred tax assets, net	8	8			11
Other assets	24	23			11
Total assets	2,739	2,421			1,815
Current liabilities:
Accounts payable	93	100			81
Accrued royalties	894	750			527
Accrued liabilities	246	226			228
Accrued interest	0	0			0
Operating lease liabilities, current	17
Deferred revenue	124	138			114
Other current liabilities	104	65			32
Total current liabilities	1,478	1,279			982
Long-term debt	0	0			0
Operating lease liabilities, noncurrent	62
Deferred tax liabilities, net	171	172			162
Other noncurrent liabilities	99	107			108
Total liabilities	1,810	1,558			1,252
Total Warner Music Group Corp. (deficit) equity	912	847			554
Noncontrolling interest	17	16			9
Total equity	929	863			563
Total liabilities and equity	2,739	2,421			1,815
Reportable Legal Entities | Warner Music Group Corp.
Current assets:
Cash and equivalents	0	0			0
Accounts receivable, net	0	0			0
Inventories	0	0			0
Royalty advances expected to be recouped within one year	0	0			0
Prepaid and other current assets	0	0			0
Total current assets	0	0			0
Due from (to) parent companies	0	0			0
Investments in and advances to consolidated subsidiaries	805	878			675
Royalty advances expected to be recouped after one year	0	0			0
Property, plant and equipment, net	0	0			0
Operating lease right-of-use assets, net	0
Goodwill	0	0			0
Intangible assets subject to amortization, net	0	0			0
Intangible assets not subject to amortization	0	0			0
Deferred tax assets, net	0	0			0
Other assets	0	0			0
Total assets	805	878			675
Current liabilities:
Accounts payable	0	0			0
Accrued royalties	0	0			0
Accrued liabilities	0	0			0
Accrued interest	0	0			0
Operating lease liabilities, current	0
Deferred revenue	0	0			0
Other current liabilities	0	0			0
Total current liabilities	0	0			0
Long-term debt	0	0			0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0	0			0
Other noncurrent liabilities	0	0			0
Total liabilities	0	0			0
Total Warner Music Group Corp. (deficit) equity	805	878			675
Noncontrolling interest	0	0			0
Total equity	805	878			675
Total liabilities and equity	805	878			675
Reportable Legal Entities | Acquisition Corp.
Current assets:
Cash and equivalents	0	0			0
Accounts receivable, net	0	0			0
Inventories	0	0			0
Royalty advances expected to be recouped within one year	0	0			0
Prepaid and other current assets	0	0			0
Total current assets	0	0			0
Due from (to) parent companies	475	458			488
Investments in and advances to consolidated subsidiaries	2,348	2,272			2,018
Royalty advances expected to be recouped after one year	0	0			0
Property, plant and equipment, net	0	0			0
Operating lease right-of-use assets, net	0
Goodwill	0	0			0
Intangible assets subject to amortization, net	0	0			0
Intangible assets not subject to amortization	0	0			0
Deferred tax assets, net	0	0			0
Other assets	9	7			12
Total assets	2,832	2,737			2,518
Current liabilities:
Accounts payable	0	0			0
Accrued royalties	0	4			0
Accrued liabilities	0	0			0
Accrued interest	23	34			31
Operating lease liabilities, current	0
Deferred revenue	0	0			0
Other current liabilities	0	0			0
Total current liabilities	23	38			31
Long-term debt	2,988	2,974			2,819
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0	0			0
Other noncurrent liabilities	11	14			2
Total liabilities	3,022	3,026			2,852
Total Warner Music Group Corp. (deficit) equity	(190)	(289)			(334)
Noncontrolling interest	0	0			0
Total equity	(190)	(289)			(334)
Total liabilities and equity	2,832	2,737			2,518
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Current assets:
Cash and equivalents	462	619			514
Accounts receivable, net	882	775			447
Inventories	65	74			42
Royalty advances expected to be recouped within one year	189	170			123
Prepaid and other current assets	58	53			50
Total current assets	1,656	1,691			1,176
Due from (to) parent companies	0				0
Investments in and advances to consolidated subsidiaries	0				0
Royalty advances expected to be recouped after one year	231	208			153
Property, plant and equipment, net	295	300			229
Operating lease right-of-use assets, net	289
Goodwill	1,768	1,761			1,692
Intangible assets subject to amortization, net	1,712	1,723			1,851
Intangible assets not subject to amortization	152	151			154
Deferred tax assets, net	59	38			11
Other assets	152	145			78
Total assets	6,314	6,017			5,344
Current liabilities:
Accounts payable	202	260			281
Accrued royalties	1,671	1,567			1,396
Accrued liabilities	549	492			423
Accrued interest	23	34			31
Operating lease liabilities, current	38
Deferred revenue	159	180			208
Other current liabilities	157	286			34
Total current liabilities	2,799	2,819			2,373
Long-term debt	2,988	2,974			2,819
Operating lease liabilities, noncurrent	321
Deferred tax liabilities, net	171	172			165
Other noncurrent liabilities	204	321			307
Total liabilities	6,483	6,286			5,664
Total Warner Music Group Corp. (deficit) equity	(190)	(289)			(334)
Noncontrolling interest	21	20			14
Total equity	(169)	(269)			(320)
Total liabilities and equity	6,314	6,017			5,344
Reportable Legal Entities | WMG Holdings Corp.
Current assets:
Cash and equivalents	0	0			0
Accounts receivable, net	0	0			0
Inventories	0	0			0
Royalty advances expected to be recouped within one year	0	0			0
Prepaid and other current assets	0	0			0
Total current assets	0	0			0
Due from (to) parent companies	0	0			0
Investments in and advances to consolidated subsidiaries	805	878			675
Royalty advances expected to be recouped after one year	0	0			0
Property, plant and equipment, net	0	0			0
Operating lease right-of-use assets, net	0
Goodwill	0	0			0
Intangible assets subject to amortization, net	0	0			0
Intangible assets not subject to amortization	0	0			0
Deferred tax assets, net	0	0			0
Other assets	0	0			0
Total assets	805	878			675
Current liabilities:
Accounts payable	0	0			0
Accrued royalties	0	0			0
Accrued liabilities	0	0			0
Accrued interest	0	0			0
Operating lease liabilities, current	0
Deferred revenue	0	0			0
Other current liabilities	0	0			0
Total current liabilities	0	0			0
Long-term debt	0	0			0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0	0			0
Other noncurrent liabilities	0	0			0
Total liabilities	0	0			0
Total Warner Music Group Corp. (deficit) equity	805	878			675
Noncontrolling interest	0	0			0
Total equity	805	878			675
Total liabilities and equity	805	878			675
Eliminations
Current assets:
Cash and equivalents	0	0			0
Accounts receivable, net	0	0			0
Inventories	0	0			0
Royalty advances expected to be recouped within one year	0	0			0
Prepaid and other current assets	0	0			0
Total current assets	0	0			0
Due from (to) parent companies	0	0			0
Investments in and advances to consolidated subsidiaries	(1,610)	(1,756)			(1,350)
Royalty advances expected to be recouped after one year	0	0			0
Property, plant and equipment, net	0	0			0
Operating lease right-of-use assets, net	0
Goodwill	0	0			0
Intangible assets subject to amortization, net	0	0			0
Intangible assets not subject to amortization	0	0			0
Deferred tax assets, net	0	0			0
Other assets	0	0			0
Total assets	(1,610)	(1,756)			(1,350)
Current liabilities:
Accounts payable	0	0			0
Accrued royalties	0	0			0
Accrued liabilities	0	0			0
Accrued interest	0	0			0
Operating lease liabilities, current	0
Deferred revenue	0	0			0
Other current liabilities	0	0			0
Total current liabilities	0	0			0
Long-term debt	0	0			0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0	0			0
Other noncurrent liabilities	0	0			0
Total liabilities	0	0			0
Total Warner Music Group Corp. (deficit) equity	(1,610)	(1,756)			(1,350)
Noncontrolling interest	0	0			0
Total equity	(1,610)	(1,756)			(1,350)
Total liabilities and equity	(1,610)	(1,756)			(1,350)
Eliminations | Acquisition Corp.
Current assets:
Cash and equivalents	0	0			0
Accounts receivable, net	0	0			0
Inventories	0	0			0
Royalty advances expected to be recouped within one year	0	0			0
Prepaid and other current assets	0	0			0
Total current assets	0	0			0
Due from (to) parent companies	0	0			0
Investments in and advances to consolidated subsidiaries	(5,058)	(4,839)			(4,210)
Royalty advances expected to be recouped after one year	0	0			0
Property, plant and equipment, net	0	0			0
Operating lease right-of-use assets, net	0
Goodwill	0	0			0
Intangible assets subject to amortization, net	0	0			0
Intangible assets not subject to amortization	0	0			0
Deferred tax assets, net	0	0			0
Other assets	0	0			0
Total assets	(5,058)	(4,839)			(4,210)
Current liabilities:
Accounts payable	0	0			0
Accrued royalties	0	0			0
Accrued liabilities	0	0			0
Accrued interest	0	0			0
Operating lease liabilities, current	0
Deferred revenue	0	0			0
Other current liabilities	0	0			0
Total current liabilities	0	0			0
Long-term debt	0	0			0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0	0			0
Other noncurrent liabilities	0	0			0
Total liabilities	0	0			0
Total Warner Music Group Corp. (deficit) equity	(5,058)	(4,839)			(4,210)
Noncontrolling interest	0	0			0
Total equity	(5,058)	(4,839)			(4,210)
Total liabilities and equity	$ (5,058)	$ (4,839)			$ (4,210)